Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy of Financial Instruments

The fair value hierarchy of financial instruments measured at fair value as of June 30, 2023 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Derivative financial asset	-	16,735	-
	$—	16,735	$—
Financial liabilities measured at fair value:
Contingent consideration payable	-	-	20,748
Warrant liabilities (1)	2,576	-	-
Liability for share-based compensation (2)	-	-	6,475
	$2,576	$-	$27,223

The fair value hierarchy of financial instruments measured at fair value as of December 31, 2022 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Derivative financial asset	-	17,321	-
	$—	17,321	$—
Financial liabilities measured at fair value:
Contingent consideration payable	-	-	27,146
Warrant liabilities (1)	3,094	-	-
Liability for share-based compensation (2)	-	-	16,342
	$3,094	$-	$43,488

(1)
The Warrants represent the right to purchase one share of the Company’s common shares at a price of $138.00 per share. The Warrants became exercisable on August 21, 2021 and will expire on the fifth anniversary of the Transaction, or upon an earlier redemption. As of June 30, 2023 and December 31, 2022, 53,900,725 warrants were outstanding, all of which were considered public warrants.
(2)
For the year ended December 31, 2022, the liability for share-based compensation relates to the share-based compensation awards modified in connection with the Transaction and certain performance awards to be issued in a variable number of shares. As of June 30, 2023, the remaining liability only relates to share-based compensation awards modified in connection with the Transaction as the performance awards were settled (Note 10).

Schedule of Fair Value Measurement Inputs and Valuation Techniques

The valuation techniques and significant unobservable inputs used in determining the fair value measurement of Level 3 financial instruments is set out in the table below. Other than this input, a reasonably possible change in one or more of the unobservable inputs listed below would not materially change the fair value of financial instruments listed below.

Financial instrument	Valuation technique used	Significant unobservable inputs
Contingent consideration payable	Discounted cashflow	Discount rate of 7.6%
Liability for share-based compensation	Market and income approach	Discount rate of 16.5%